Summary of Significant Accounting Policies: Other Property, Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2011
Other Property, Plant and Equipment:
Other Property, Plant and Equipment

(j)              Other property, plant and equipment

Capitalized production costs for internally developed assets include material, direct labor costs, and allocable material and manufacturing overhead costs. Manufacturing overhead costs are capitalized only if and to the extent they can be reliably measured and directly allocated to definite object of construction-in-progress. These costs include the costs of electricity used to operate the equipment, depreciation on the equipment, costs of personnel (other than direct labour) and other. When construction activities are performed over an extended period, interest costs incurred during construction are capitalized. Construction-in-progress and equipment held for installation are not depreciated until the constructed or installed asset is substantially ready for its intended use.

The costs of planned major maintenance activities are recorded as the costs are actually incurred and are not accrued in advance of the planned maintenance. Costs for activities that lead to the prolongation of useful life or to expanded future use capabilities of an asset are capitalized. Maintenance and repair costs are expensed as incurred. We expensed $111,886, $68,950 and $61,149 of repair and maintenance costs during the period ended December 31, 2011, 2010 and 2009, respectively. These amounts represent the cost of third parties repair and maintenance services. Repair and maintenance costs carried out internally are accounted for as expense according to the nature of cost elements, including cost of labour and related social taxes, spare parts, auxiliary materials, energy and other expense.

Property, plant and equipment are depreciated using the straight-line method. Upon sale or retirement, the acquisition or production cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is included in the consolidated statements of income and comprehensive income (loss).

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates (minimum years)	Useful economic lives estimates (maximum years)

Buildings	20	45
Land improvements	20	50
Operating machinery and equipment, including transfer devices	7	30
Transportation equipment and vehicles	4	15
Tools, furniture, fixtures and other	4	8